Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue
Summary of revenue

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Non-surgical aesthetic medical services	489,569	452,670	334,248
Surgical aesthetic medical services	319,239	401,645	243,070
General healthcare services and other aesthetic medical services	60,242	47,258	68,275
	869,050	901,573	645,593